Cashmere Fund
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Principal/Shares	Fair Value
Convertible Debt in Portfolio Companies - 6.3%
Consumer Goods and Retail - 1.6%
Mad Rabbit Tattoo, Inc., 8.00%, due 8/15/26[1,2]	250,000	$250,000

Financial Technology - 1.6%
Trellis Technologies, Inc., 8.00%, due 3/31/26[1,2]	250,000	250,000

Healthcare - 3.1%
Cabinet Health P.B.C., 4.55%, due 3/31/26[1,2]	500,000	500,000

Total Convertible Debt in Portfolio Companies (Cost $1,000,000)		1,000,000

Equity Investments in Portfolio Companies - 57.0%
Consumer Goods and Retail - 25.8%
Beast Industries Series C Preferred Stock[1,2,3]	6,209	249,974
Drupely, Inc. dba Graza Series A-3 Preferred Stock[1,2,3]	210,999	1,971,594
FEAT Socks, Inc.[1,2,3]	3,262,472	242,500
IQ Bar, Inc. Series B Preferred Stock[1,2,3]	41,553	914,582
Lukla, Inc. dba OROS Series B Preferred Stock[1,2,3]	412,819	504,787
Nomadica Series Seed-6 Preferred Stock[1,2,3]	462,107	296,580
Total Consumer Goods and Retail		4,180,017

Consumer Technology - 11.9%
After Services, Inc. Series Seed-7 Preferred Stock[1,2,3]	24,068	545,198
After Services, Inc. Series Seed-8 Preferred Stock[1,2,3]	21,445	485,781
GO, Inc. Series Seed-1 Preferred Stock[1,2,3]	400,160	267,475
Hearth Display, Inc.[1,2,3]	301,132	339,879
The Dyrt, Inc. Series C Preferred Stock[1,2,3]	608,726	274,310
Total Consumer Technology		1,912,643

Education Technology - 2.1%
EdInvent, Inc. dba Accredible Series B Preferred Stock[1,2,3]	79,956	340,465

Financial Technology - 0.7%
Nada Holdings, Inc. Preferred Stock[1,2,3]	56,474	107,606

Health Technology - 2.0%
Time Therapeutics, Inc. Series A-2 Preferred (Hone Health)[1,2,3]	22,006	330,203

Human Resource Technology - 7.3%
IsoTalent, Inc. Series Seed-1 Preferred Stock[1,2,3]	764,292	1,043,586
Obra, Inc. Common Stock[1,2,3]	764,292	126,437
Total Human Resource Technology		1,170,023

Property Technology - 7.2%
Cloud Apartments, Inc. Series Seed-1 Preferred Stock[1,2,3]	208,995	275,000
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock[1,2,3]	2,012,882	329,287
Havenly, Inc. Series C-1 Preferred Stock[1,2,3]	63,848	249,997
True Footage Inc. Series A Prime Preferred Stock[1,2,3]	38,836	312,630
Total Property Technology		1,166,914

Total Equity Investments in Portfolio Companies (Cost $5,850,047)		9,207,871

Portfolio Funds - 4.4%
Private Investment Companies - 4.4%
Curate Capital Fund I, LP1,3,4		265,356
Ganas Ventures I, a series of Ganas Ventures, LP1,3,4,5		161,832
Impressionism Capital Fund I, L.P.[1,3,4]		124,742
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP - Class A1,3,4,5		161,540

Total Portfolio Funds (Cost $657,500)		713,470

Simple Agreements for Future Equity in Portfolio Companies - 23.1%
Consumer Goods and Retail - 6.5%
De Soi, Inc.[1,2,3]		240,000
Frances Valentine, LLC[1,2,3]		500,000
Hikerkind, Inc.[1,2,3]		300,000
Total Consumer Goods and Retail		1,040,000

Consumer Technology - 0.0%
The Last Gameboard, Inc.[1,2,3]		-

Financial Technology - 3.7%
Line Financial, P.B.C.[1,2,3]		600,000

Healthcare - 5.0%
Lazzaro Medical, Inc.[1,2,3]		300,000
Pear Suite, Inc.[1,2,3]		496,912
Total Healthcare		796,912

Health Technology - 6.1%
Grapefruit Health, Inc.[1,2,3]		131,250
Parallel Health, Inc.[1,2,3]		275,000
Wyndly Health, Inc.[1,2,3]		575,000
Total Health Technology		981,250

Logistics Technology - 1.8%
Shappi, Inc.[1,2,3]		287,500

Total Simple Agreements for Future Equity in Portfolio Companies (Cost $3,341,440)		3,705,662

Warrants - 0.5%
Financial Technology - 0.2%
Acorns Grow, Inc., exercise price $0, expiration date 4/30/32[1,2,3]	18,936	40,144
Trellis Technologies, Inc., exercise price $0, expiration date 5/31/29[1,2,3]	25,000	-
Total Financial Technology		40,144

Property Technology - 0.3%
Havenly, Inc., exercise price $2.1206, expiration date 2/17/28[1,2,3]	31,924	48,251

Total Warrants (Cost $400,000)		88,395

Short-Term Investments - 7.6%
Goldman Sachs Financial Square Government Fund - Institutional Class, 3.84%[6]	1,224,740	$1,224,740
Total Short-Term Investments (Cost $1,224,740)		1,224,740

Total Investments (Cost $12,473,727) - 98.9%		15,940,138
Other assets in excess of liabilities - 1.1%		180,167
Net Assets - 100.0%		$16,120,305

P.B.C. - Public Benefit Corporation

dba - doing business as

LP - Limited Partnership

[1]	Restricted security. The total value of these securities is $14,715,398, which represents 91.3% of Fund net assets. Please refer to Restricted Securities in the Notes to the Schedule of Investments.

[2]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $14,001,928, which represents 86.9% of Fund net assets.

[3]	Non-Income Producing

[4]	Investment valued using net asset value per share (or its equivalent) as a practical expedient.

[5]	Affiliated investment for which ownership exceeds 5% of the investment’s capital.

[6]	Rate disclosed represents the seven day yield as of period end.

Cashmere Fund

Notes to the schedule of investments

december 31, 2025 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on December 31, 2025 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Acrons Grow, Inc. Warrants	6/9/2025	$400,000	$40,144	0.2%
After Services, Inc. Series Seed-7 Preferred Stock	6/6/2022	250,000	545,198	3.4%
After Services, Inc. Series Seed-8 Preferred Stock	6/6/2022	250,000	485,781	3.0%
Beast Industries Series C Preferred Stock	4/24/2025	249,974	249,974	1.6%
Cabinet Health P.B.C.	2/14/2023	500,000	500,000	3.1%
Cloud Apartments, Inc. Series Seed-1 Preferred Stock	5/8/2023	250,000	275,000	1.7%
Curate Capital Fund I, LP	7/1/2022	170,000	265,356	1.6%
De Soi, Inc.	7/18/2024	200,000	240,000	1.5%
Drupely, Inc. dba Graza Series A-3 Preferred Stock	6/17/2022	200,000	1,971,594	12.1%
EdInvent, Inc. dba Accredible Series B Preferred Stock	7/29/2022	250,000	340,465	2.1%
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock	11/8/2022	300,000	329,287	2.0%
FEAT Socks, Inc.	6/15/2022	250,000	242,500	1.5%
Frances Valentine, LLC	11/18/2022	500,000	500,000	3.1%
Ganas Ventures I, a series of Ganas Ventures, LP	7/1/2022	187,500	161,832	1.0%
GO, Inc. Series Seed-1 Preferred Stock	11/18/2022	500,000	267,475	1.7%
Grapefruit Health, Inc.	5/2/2023	125,000	131,250	0.8%
Havenly, Inc. Warrants	2/10/2023	-	48,251	0.3%
Havenly, Inc., Series C-1 Preferred Stock	2/10/2023	249,997	249,997	1.6%
Hearth Display, Inc.	1/6/2023	250,000	339,879	2.1%
Hikerkind, Inc.	8/10/2023	250,000	300,000	1.9%
Impressionism Capital Fund I, L.P.	4/20/2023	150,000	124,742	0.8%
IQ Bar, Inc. Series B Preferred Stock	8/12/2022	250,000	914,582	5.7%
IsoTalent, Inc. Series Seed-1 Preferred Stock	7/8/2022	1,000,000	1,043,586	6.5%
Lazzaro Medical, Inc.	7/1/2022	250,000	300,000	1.9%
Line Financial, P.B.C	8/17/2023	500,000	600,000	3.7%
Lukla, Inc. dba OROS Series B Preferred Stock	12/14/2023	500,000	504,787	3.1%
Mad Rabbit Tattoo, Inc.	8/15/2024	250,000	250,000	1.6%
Nada Holdings, Inc. Preferred Stock	6/17/2022	100,000	107,606	0.7%
Nomadica Series Seed-6 Preferred Stock	7/1/2022	250,000	296,580	1.8%
Obra, Inc., Common Stock	7/8/2022	76	126,437	0.8%
Parallel Health, Inc.	6/28/2022	250,000	275,000	1.7%
Pear Suite, Inc.	11/14/2022	250,000	496,912	3.1%
Shappi, Inc.	9/16/2022	250,000	287,500	1.8%
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP - Class A	9/16/2022	150,000	161,540	1.0%
The Dyrt, Inc. Series C Preferred Stock	12/11/2023	250,000	274,310	1.7%
The Last Game Board, Inc.	12/9/2022	266,440	-	0.0%
Time Therapeutics, Inc. Series A-2 Preferred (Hone Health)	5/25/2023	250,000	330,203	2.0%
Trellis Technologies, Inc.	6/1/2023	250,000	250,000	1.6%
Trellis Technologies, Inc. Warrants	6/1/2023	-	-	0.0%
True Footage Inc. Series A Prime Preferred Stock	7/29/2022	250,000	312,630	1.9%
Wyndly Health, Inc.	9/13/2022	500,000	575,000	3.6%
		$11,248,987	$14,715,398	91.3%